Portfolio of Investments
Columbia Disciplined Core Fund, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 11.3%
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc.	308,030	16,322,510
Interactive Media & Services 9.5%
Alphabet, Inc., Class A(a)	105,176	311,417,722
Meta Platforms, Inc., Class A(a)	506,468	163,877,851
Total		475,295,573
Media 1.5%
Interpublic Group of Companies, Inc. (The)	2,007,452	73,412,519
Total Communication Services		565,030,602
Consumer Discretionary 11.9%
Automobiles 0.9%
Tesla Motors, Inc.(a)	37,733	42,034,562
Distributors 0.2%
Genuine Parts Co.	80,714	10,582,413
Hotels, Restaurants & Leisure 2.3%
Darden Restaurants, Inc.	414,365	59,726,571
Starbucks Corp.	517,659	54,908,090
Total		114,634,661
Household Durables 1.4%
Lennar Corp., Class A	201,438	20,129,700
PulteGroup, Inc.	1,047,202	50,349,472
Total		70,479,172
Internet & Direct Marketing Retail 2.5%
Amazon.com, Inc.(a)	36,940	124,577,564
Multiline Retail 1.0%
Target Corp.	191,644	49,754,615
Specialty Retail 3.1%
AutoZone, Inc.(a)	37,237	66,462,087
O’Reilly Automotive, Inc.(a)	30,800	19,167,456
Ross Stores, Inc.	582,637	65,954,508
Total		151,584,051
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.	691,675	26,961,492
Total Consumer Discretionary		590,608,530
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.7%
Food & Staples Retailing 0.6%
Kroger Co. (The)	752,968	30,133,779
Food Products 1.3%
Tyson Foods, Inc., Class A	789,611	63,145,192
Household Products 1.4%
Procter & Gamble Co. (The)	498,545	71,286,950
Tobacco 2.4%
Altria Group, Inc.	1,828,296	80,646,136
Philip Morris International, Inc.	401,292	37,938,146
Total		118,584,282
Total Consumer Staples		283,150,203
Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
EOG Resources, Inc.	760,395	70,306,122
Kinder Morgan, Inc.	3,231,234	54,123,169
Total		124,429,291
Total Energy		124,429,291
Financials 10.6%
Banks 2.1%
Bank of America Corp.	153,700	7,343,786
Citigroup, Inc.	1,345,425	93,049,593
Citizens Financial Group, Inc.	84,737	4,014,839
Total		104,408,218
Capital Markets 3.7%
Goldman Sachs Group, Inc. (The)	104,879	43,351,735
Morgan Stanley	519,838	53,428,949
S&P Global, Inc.	17,232	8,170,725
T. Rowe Price Group, Inc.	361,975	78,505,138
Total		183,456,547
Consumer Finance 1.5%
Capital One Financial Corp.	502,110	75,833,673
Columbia Disciplined Core Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.5%
Berkshire Hathaway, Inc., Class B(a)	42,684	12,250,735
Voya Financial, Inc.	194,407	13,563,776
Total		25,814,511
Insurance 2.8%
Allstate Corp. (The)	466,557	57,699,104
Arthur J Gallagher & Co.	101,054	16,943,724
Marsh & McLennan Companies, Inc.	229,697	38,313,460
MetLife, Inc.	419,812	26,364,194
Total		139,320,482
Total Financials		528,833,431
Health Care 12.7%
Biotechnology 1.7%
AbbVie, Inc.	267,538	30,678,583
Amgen, Inc.	17,256	3,571,474
BioMarin Pharmaceutical, Inc.(a)	149,049	11,809,152
Regeneron Pharmaceuticals, Inc.(a)	26,938	17,238,704
Vertex Pharmaceuticals, Inc.(a)	110,448	20,425,149
Total		83,723,062
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	581,537	74,954,304
Dentsply Sirona, Inc.	52,162	2,984,188
Total		77,938,492
Health Care Providers & Services 2.1%
Anthem, Inc.	26,526	11,542,258
CVS Health Corp.	204,013	18,214,281
Humana, Inc.	58,827	27,246,313
McKesson Corp.	234,417	48,730,606
Total		105,733,458
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.	63,140	9,943,919
IQVIA Holdings, Inc.(a)	336,919	88,077,365
Total		98,021,284
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	1,626,044	94,960,969
Johnson & Johnson	360,151	58,661,395
Pfizer, Inc.	2,614,639	114,364,310
Total		267,986,674
Total Health Care		633,402,970
Industrials 8.2%
Aerospace & Defense 0.7%
General Dynamics Corp.	165,291	33,512,750
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	345,733	73,803,624
Airlines 0.2%
Delta Air Lines, Inc.(a)	119,536	4,677,443
Southwest Airlines Co.(a)	110,524	5,225,575
Total		9,903,018
Building Products 0.2%
Johnson Controls International PLC	163,706	12,011,109
Electrical Equipment 1.4%
Emerson Electric Co.	702,360	68,135,944
Machinery 3.1%
Deere & Co.	161,923	55,427,862
Parker-Hannifin Corp.	138,305	41,019,880
Snap-On, Inc.	281,954	57,301,511
Total		153,749,253
Professional Services 0.3%
Robert Half International, Inc.	161,395	18,248,933
Road & Rail 0.8%
Norfolk Southern Corp.	136,075	39,876,779
Total Industrials		409,241,410
Information Technology 28.3%
Communications Equipment 1.9%
Cisco Systems, Inc.	1,723,744	96,477,952
IT Services 3.2%
Accenture PLC, Class A	326,124	117,010,030
MasterCard, Inc., Class A	84,814	28,456,793
VeriSign, Inc.(a)	60,712	13,518,741
Total		158,985,564

2	Columbia Disciplined Core Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc.(a)	840,317	101,031,313
Broadcom, Inc.	191,733	101,938,684
QUALCOMM, Inc.	308,904	41,096,588
Total		244,066,585
Software 12.1%
Adobe, Inc.(a)	165,389	107,562,390
Autodesk, Inc.(a)	278,389	88,419,131
Fortinet, Inc.(a)	269,683	90,705,180
Microsoft Corp.(b)	946,681	313,938,353
Total		600,625,054
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	2,047,878	306,772,124
Total Information Technology		1,406,927,279
Materials 2.2%
Chemicals 1.4%
Dow, Inc.	1,290,335	72,220,050
Containers & Packaging 0.3%
International Paper Co.	264,059	13,115,811
Metals & Mining 0.5%
Nucor Corp.	212,136	23,684,984
Total Materials		109,020,845
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
Public Storage	127,360	42,306,445
Simon Property Group, Inc.	102,899	15,082,935
Weyerhaeuser Co.	2,314,462	82,672,583
Total		140,061,963
Total Real Estate		140,061,963
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.0%
Electric Utilities 1.8%
Duke Energy Corp.	83,487	8,516,509
Evergy, Inc.	485,770	30,967,837
NRG Energy, Inc.	1,226,754	48,935,217
Total		88,419,563
Multi-Utilities 0.2%
DTE Energy Co.	113,891	12,909,545
Total Utilities		101,329,108
Total Common Stocks (Cost $3,260,666,815)		4,892,035,632

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.072%(c),(d)	86,843,894	86,835,209
Total Money Market Funds (Cost $86,829,849)		86,835,209
Total Investments in Securities (Cost: $3,347,496,664)		4,978,870,841
Other Assets & Liabilities, Net		1,618,547
Net Assets		4,980,489,388

At October 31, 2021, securities and/or cash totaling $9,351,684 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	425	12/2021	USD	97,686,250	3,175,012	—
Columbia Disciplined Core Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.072%
	47,031,222	134,450,067	(94,646,079)	(1)	86,835,209	—	12,136	86,843,894
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Disciplined Core Fund | Quarterly Report 2021

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1QT177_07_L01_(12/21)